Segment information - Segment reported EBITDA to segment operating income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Reported EBITDA	€ 11,977	€ 11,863	€ 11,601
Depreciation and amortization	(7,047)	(6,846)	(6,728)
Effects resulting from business combinations		(27)	97
Adjustment from liquidated entities	1	(8)	14
Impairment of goodwill	(56)	(20)	(814)
Impairment of fixed assets	(39)	(135)	(48)
Impairment of fixed assets	(49)	(190)	(207)
Share of profits (losses) of associates and joint ventures	3	6	(46)
Operating income	4,829	4,778	3,917
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Reported EBITDA	1	1
Operating income	1	1
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Reported EBITDA	11,977	11,863	11,601
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	12,124	11,924	11,613
Depreciation and amortization	(7,026)	(6,842)	(6,728)
Adjustment from liquidated entities	1	(8)	14
Impairment of goodwill	(56)	(20)	(814)
Impairment of fixed assets	(49)	(190)	(207)
Share of profits (losses) of associates and joint ventures	3	6	(46)
Operating income	4,997	4,870	3,832
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	6,348	6,444	6,128
Depreciation and amortization	(3,148)	(3,073)	(2,823)
Impairment of fixed assets	(2)	(3)	(1)
Operating income	3,198	3,368	3,304
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,660	1,563	1,224
Depreciation and amortization	(1,105)	(1,008)	(946)
Operating income	555	555	278
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,502	1,417	1,543
Depreciation and amortization	(1,164)	(1,157)	(1,169)
Impairment of goodwill		(19)	(549)
Impairment of fixed assets	1	(1)
Share of profits (losses) of associates and joint ventures			6
Operating income	339	240	(169)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,655	1,591	1,638
Depreciation and amortization	(906)	(902)	(1,056)
Impairment of goodwill	(56)	(1)	(265)
Impairment of fixed assets	(46)	(180)	(204)
Share of profits (losses) of associates and joint ventures	12	14	(45)
Operating income	659	522	68
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	1,153	1,258	1,292
Depreciation and amortization	(387)	(371)	(376)
Adjustment from liquidated entities			1
Impairment of fixed assets		1	(1)
Share of profits (losses) of associates and joint ventures	(1)	1
Operating income	765	889	916
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	(194)	(349)	(212)
Depreciation and amortization	(316)	(331)	(358)
Adjustment from liquidated entities	1	(8)	13
Impairment of fixed assets	(2)	(7)	(1)
Share of profits (losses) of associates and joint ventures	(8)	(9)	(7)
Operating income	(519)	(704)	(565)
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Reported EBITDA	(148)	(62)	(12)
Depreciation and amortization	(21)	(4)
Effects resulting from business combinations		(27)	97
Operating income	€ (169)	€ (93)	€ 85